Subsequent Events	12 Months Ended
Feb. 29, 2012
Subsequent Events [Abstract]
Subsequent Events

14.	Subsequent Events

During March, 2012 Teryl Resources Corp. and the Company agreed to apply the balance owed by the Company of $7,517 towards the minimum exploration budget of $500,000 specified by the Fish Creek Option Agreement (Note 5 and 7). During June, 2012 Teryl Resources Corp. paid cash of $30,000 to the Company towards the minimum exploration budget of $500,000 specified by the Fish Creek Option Agreement (Note 5).

The Company has evaluated subsequent events through the date of these consolidated financial statements were issued in accordance with FASB ASC 855.